Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 20, 2015
Deutsche MLP and Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 14) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 26, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and affect the fund's performance.

Since the fund has been operational for less than one year, portfolio turnover information is not available.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through January 26, 2016 to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expense) at 1.65%,2.40%, 1.40% and 1.50% for Class A, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	[1] "Other expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period)
		remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes (measured at the time of investment), in master limited partnership (MLP) investments and securities issued by energy infrastructure companies.

With respect to its MLP investments, the fund will invest primarily in publicly traded MLPs that (i) operate or own, directly or indirectly, energy infrastructure related assets, including, but not limited to, assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, operating terminals, storing, gathering, processing, refining, distributing, mining, or marketing of natural gas, natural gas liquids, crude oil, refined petroleum products (including biodiesel and ethanol), coal, or electricity; or (ii) provide energy-related equipment or services. The fund's MLP investments may include MLPs structured as limited liability companies; MLPs that are taxed as regular or "C" corporations for US federal income tax purposes; institutional units (I-Units) issued by MLP affiliates; C corporations that hold significant interests in MLPs; private investments in public equities (PIPEs) issued by MLPs; and other US and non-US equity and fixed income securities and derivative instruments, including pooled investment vehicles and exchange-traded notes (ETNs), that provide exposure to MLPs.

MLPs are generally treated as partnerships for US federal income tax purposes and are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for US federal income tax purposes, an MLP must derive at least 90% of its gross income for each taxable year from qualifying sources, including activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or natural resources. MLPs are generally publicly traded and, as such, are regulated by the Securities and Exchange Commission and must make public filings like any publicly traded corporation.

For purposes of its 80% investment policy, the fund will consider a company to be an energy infrastructure company if at least 50% of its non-cash assets are energy infrastructure related assets or if at least 50% of its gross income or net profits are derived, directly or indirectly, from energy infrastructure related assets or activities.

The fund will invest 25% or more of its total assets in the group of industries that comprise the energy infrastructure sector. The fund may invest in MLPs and energy infrastructure companies of all market capitalization ranges.

Under normal circumstances, the fund will primarily invest in equity securities, which include common units issued by MLPs and common and preferred stock, convertible securities, and rights or warrants to purchase common stock issued by energy infrastructure companies. The fund may also invest in debt securities to a lesser degree.

The fund will primarily invest in securities of US issuers, but may also invest in securities of Canadian issuers. The fund may invest to a lesser extent in non-US and non-Canadian issuers, including issuers located in emerging market countries.

To generate additional returns, the fund may, at portfolio management's discretion, sell short securities that it believes are overvalued. When the fund takes a short position, it sells at the current market price a security it does not own but has borrowed in anticipation of a decline in the market price of the security. To complete, or close out, the short sale transaction, the fund buys the same security in the market and returns it to the lender. The market value of securities sold short will not exceed 40% of the fund's net assets.

The fund is treated as a regular corporation or a "C" corporation for US federal income tax purposes. Accordingly, unlike a traditional open-end mutual fund, the fund is subject to US federal income tax on its taxable income at the graduated rates applicable to corporations (currently a maximum rate of 35%), will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local, and possibly foreign, income taxes by reason of its investments in MLPs and other investments.

Management process. In choosing securities, portfolio management uses a combination of two analytical disciplines:

Top-down research. Portfolio management analyzes various factors, including infrastructure market dynamics (such as supply/demand conditions), the economic environment (such as interest rates, inflation and economic growth), expected capital flow dynamics and exchange rate conditions.

Bottom-up research. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others to actively manage the fund's exposure to individual securities. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to invest in securities it believes can provide superior returns over the long-term, and to sell those that it believes no longer represent the strongest prospects.

Derivatives. From time to time, the fund may write covered calls on individual portfolio securities. In addition, the fund may also use various types of derivatives, including derivatives related to its MLP investments (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund will invest 25% or more of its total assets in the group of industries that comprise the energy infrastructure sector.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Master limited partnership risk. Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments could have poor returns.

MLPs are also subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories.

Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

Energy infrastructure risk. The fund concentrates its investments in the group of industries comprising the energy infrastructure sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy infrastructure sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy infrastructure sector are subject to specific risks, including, among others: fluctuations in commodity prices; fluctuations in consumer demand for commodities such as oil, natural gas or petroleum products; fluctuations in the supply of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of terrorist attacks. Additionally, changes in domestic and foreign government regulations, international politics, policies of the Organization of Petroleum Exporting Countries (OPEC), taxation and tariffs may adversely impact the profitability of energy infrastructure companies. Moreover, energy infrastructure companies may incur environmental costs and liabilities due to the nature of their businesses and substances handled. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy infrastructure companies.

Tax risk. Tax risks associated with investments in the fund include, but are not limited to, the following:

MLP tax risk. Partnerships do not pay US federal income tax at the partnership level. Rather, each partner is allocated a proportionate share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for US federal income tax purposes, which would result in the MLP being required to pay US federal income tax (as well as state and local income taxes) on its taxable income. The classification of an MLP as a corporation for US federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. If any MLP in which the fund invests were treated as a corporation for US federal income tax purposes, it could result in a reduction of the value of the fund's investment in the MLP and lower income to the fund.

The fund must recognize income that is allocated to it from underlying MLPs for federal income tax purposes, even if the fund does not receive cash distributions from the MLPs in an amount necessary to pay any associated tax liability. To the extent a distribution received by the fund from an MLP is treated as a return of capital, the fund's basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may result in the fund restating the character of its distributions and amending any shareholder tax reporting previously issued.

Fund structure risk. Unlike traditional mutual funds that elect to be taxed as regulated investment companies for US federal income tax purposes, the fund will be taxable as a regular corporation, or "C" corporation, for US federal income tax purposes. This means the fund generally will be subject to US federal income tax on its taxable income at the rates applicable to corporations (currently a maximum rate of 35%), will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local, and possibly foreign, income taxes by reason of its investments in MLPs and other investments.

Tax estimation/NAV risk. The fund's strategy of investing to a significant degree in MLPs and its status as a "C" corporation involve complicated accounting, tax and valuation issues. In calculating the fund's NAV, the fund will, among other things, account for its current taxes and deferred tax liability and/or deferred tax assets. The fund generally will accrue a deferred income tax liability for future tax liability associated with the capital appreciation of its investments and reduction in basis as a result of distributions received by the fund on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability will reduce the fund's NAV. The fund may also accrue a deferred tax asset which reflects an estimate of the fund's future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset will increase the fund's NAV. To the extent the fund has a deferred tax asset consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset, is required.

These calculations are subject to numerous estimates and assumptions, including estimates of the amount and character of distributions expected to be received from MLP investments; assumptions regarding whether or not netting of certain assets and liabilities is permitted; assumptions and judgments regarding the likelihood of realizing deferred tax assets; and estimates of the appropriate tax rates.

The daily estimate of the fund's current taxes and deferred tax liability and/or deferred tax assets used to calculate the fund's NAV could vary significantly from the fund's actual tax liability or benefit, and, as a result, the determination of the fund's actual tax liability or benefit may have a material impact on the fund's NAV. From time to time, the fund may modify its estimates or assumptions regarding its current taxes, deferred tax liability and/or deferred tax assets and return of capital as new information becomes available, which modifications in estimates or assumptions may have a material impact on the fund's NAV.

Shareholders who redeem their shares at a NAV that is based on estimates of the fund's current taxes and deferred tax liability and/or deferred tax assets may benefit at the expense of remaining shareholders (or remaining shareholders may benefit at the expense of redeeming shareholders) if the estimates are later revised or ultimately differ from the fund's actual current taxes and tax liability or benefit.

Market risk. The securities markets are volatile and the market prices of the fund's securities may decline. The prices of securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the fund may involve large price swings and potential for loss. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

MLP common units and equity securities of MLP affiliates, including I-Shares, often trade on national securities exchanges. However, certain securities, including those of issuers with smaller capitalizations, may trade less frequently. The market movements of such securities with limited trading volumes may be more abrupt or erratic than those with higher trading volumes. As a result of the limited liquidity of such securities, the fund could have greater difficulty selling such securities at the time and price that the fund would like and may be limited in its ability to make alternative investments.

Mid- and small-cap risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Short sale risk. If the fund sells a security short and subsequently has to buy the security back at a higher price, the fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the fund must pay to a lender of the security. The amount the fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the fund, could increase the exposure of the fund to the market, increase losses and increase the volatility of returns.

The fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The recent historically low interest rates in the US are expected to rise. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or inability to meet a financial obligation.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since the fund is newly offered, performance information is not available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Since the fund is newly offered, performance information is not available.
Deutsche MLP and Energy Infrastructure Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	1.10%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.92%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.27%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.62%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.65%
1 Year	rr_ExpenseExampleYear01	733
3 Years	rr_ExpenseExampleYear03	1,188
5 Years	rr_ExpenseExampleYear05	1,667
10 Years	rr_ExpenseExampleYear10	2,985
1 Year	rr_ExpenseExampleNoRedemptionYear01	733
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,188
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,667
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,985
Deutsche MLP and Energy Infrastructure Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	1.10%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.92%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.02%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.62%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	2.40%
1 Year	rr_ExpenseExampleYear01	343
3 Years	rr_ExpenseExampleYear03	875
5 Years	rr_ExpenseExampleYear05	1,532
10 Years	rr_ExpenseExampleYear10	3,293
1 Year	rr_ExpenseExampleNoRedemptionYear01	243
3 Years	rr_ExpenseExampleNoRedemptionYear03	875
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,532
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,293
Deutsche MLP and Energy Infrastructure Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	1.10%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.81%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.51%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	984
10 Years	rr_ExpenseExampleYear10	2,191
1 Year	rr_ExpenseExampleNoRedemptionYear01	143
3 Years	rr_ExpenseExampleNoRedemptionYear03	551
5 Years	rr_ExpenseExampleNoRedemptionYear05	984
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,191
Deutsche MLP and Energy Infrastructure Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	rr_RedemptionFeeOverRedemption	2.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	20
Management fee	rr_ManagementFeesOverAssets	1.10%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.94%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.04%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.54%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	588
5 Years	rr_ExpenseExampleYear05	1,049
10 Years	rr_ExpenseExampleYear10	2,326
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	588
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,049
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,326

[1]	"Other expenses" are based on estimated amounts for the current fiscal year.